Share-based payments	12 Months Ended
Dec. 31, 2019
Share-based payments
Share-based payments
30.	Share-based payments

(a)	Share incentive plan

In March 2011, the Group adopted the Vipshop Holdings Limited 2011 Stock Incentive Plan (the “2011 Plan”), which provide up to an aggregate of 7,350,000 Class A ordinary shares of the Group as share-based compensation to employees, directors, officers and consultants and other eligible personal of the Group.
In 2012, the Group adopted the 2012 Stock Incentive Plan (the “2012 Plan”), which provide up to an aggregate of 9,000,000 Class A ordinary shares of the Group, and the maximum aggregate number of shares that may be issued per calendar year is
1,500,000
from
2012
until the termination of the
2012
Plan.
In July 2014, the Group adopted the 2014 Stock Incentive Plan (the “2014 Plan”), in which the maximum aggregate number of ordinary shares may be issued under the 2014 Plan is (i) 5,366,998 Class A ordinary shares, and (ii) an automatic increase on January 1 of each year after the effective date of the 2014 Plan by that number of shares representing 1.5% of the Group’s then total issued and outstanding share capital as of December 31 of the preceding year, or such less number as determined by the board of directors.
In January 2017, the Group granted 900,000 restricted shares to its senior management, and on the same date, the Group also granted 1,320,000 share options to its senior management at an exercise price of US$68.35 (approximately RMB444.71) per ordinary share pursuant to the Company’s 2014 Share Incentive plan. In December 2018, the exercise price of 660,000 share options among the foregoing batch was adjusted to US$26.30 (approximately RMB180.83) per ordinary share.
The expiration dates of the options were 5 to 10 years from grant date, vesting is subject to the continuous services of the option holders to the Group, and post-termination exercise period ranged from 3 to 9 months. During any authorized leave of absence, the vesting of the option shall be suspended after the leave of absence exceeds a period of 90 days. Vesting of the option shall resume upon the option holders’ return to service to the Group. The vesting schedule shall be extended by the length of the suspension.
In the event of termination of the option holders’ continuous service for cause, the option holders’ right to exercise the option shall terminate concurrently, except otherwise determined by the plan administrator, and the Group shall have the rights to repurchase all vested options purchased by the option holders at a discount price determined by the plan administrator. The share option holders have waived any voting rights with regard to the shares and granted a power of attorney to the Board of Directors of the Group to exercise voting rights with respect to the shares.
The Group uses the Binomial model to determine the estimated fair value for each option granted below with the assistance of an independent valuation firm. The Group estimates that the forfeiture rate for key manag
e
ment and employees will be nil and 18% for 2017,  nil and 22% for 2018, as w
e
ll as nil
and 25% f
or 2019,
respectively.
The assumptions used in determining the fair value of the shar
e
 options on the grant date were as follows:

Assumptions	2017
Expected dividend yield	0%
Risk-free interest rate	1.96%
Expected volatility	61.0%
Expected life	5 years
Exercise multiples	2.80 times
Weighted average fair value of underlying ordinary shares (US$/share)	25.09
Note:
(1)	Expected dividend yield:
The expected dividend yield was estimated by the Group based on its dividend policy over the expected life of the options.
(2)	Risk-free interest rate:
Risk-free interest rate was estimated based on the US Treasury Bond as of the valuation date.
(3)	Expected volatility:
The volatility of the underlying ordinary shares was estimated based on historical volatility of the Group for the period before the valuation date with length commensurate to contractual life of the options.
(4)	Expected life:
The expected life was based on vesting term and contractual term of the share options.
(5)	Exercise multiples:
The Group estimated the exercise multiple based on a consideration of various research studies regarding exercise pattern from historical statistical data.
(6)	Fair value of underlying ordinary shares:
The fair values of ordinary shares were determined based on the closing price in the market.
For the years ended December 31, 2017, 2018 and 2019, the share option movements were as follows:

	Options outstanding	Weighted average exercise price per share	Weighted average remaining contractual years to expiry per share	Weighted average fair value at grant date	Weighted average intrinsic value per option	Aggregate intrinsic value
	US$			US$	US$	US$
Outstanding as of December 31, 2016	1,872,941	0.78	4,97 years

Granted	1,320,000	68.35	4.00 years
Exercised	(454,708)	1.95	3.75 years

Outstanding as of December 31, 2017	2,738,233	33.50	4.14 years

Exercised	(356,736)	1.65	2.77 years

Outstanding as of December 31, 2018	2,381,497	26.61	3.05 years

Exercised	(85,706)	0.50	1.21 years

Outstanding as of December 31, 2019	2,295,791	27.59	2.09 years

Non-vested as of December 31, 2019	357,500
Options vested and expected to vest as of December 31, 2019	2,295,791	27.59	2.09 years	18.31	43.26	99,318,793
Exercisable as of December 31, 201 9	1,938,291	23.95	2.10 years	16.47	46.90	90,908,615

For the years ended December 31, 2017, 2018 and 2019, the Group recognized share
-
based payment expenses of RMB54,505, RMB65,884 and RMB65,165 in connection with the share options granted to key management and employees, respectively. The total fair value of shares vested during the years ended December 31, 2017, 2018 and 2019 was RMB236, RMB122,864 and RMB65,165, respectively.

As of December 31, 2019, there was RMB67,474 (2018: RMB131,395)
unrecognized compensation cost related to unvested share options granted to key management and employees of the Group. The unvested share options expense relating to the share options of the Group is expected to be recognized over a weighted average period of 1 year on a straight-line basis schedule as of December 31, 2019.
(b)	Non-vested shares

During 2017, 2018 and 2019, a total of 2,900,580, 1,102,576 and 2,418,556 non-vested
shares were granted to executive officers, employees, members of Audit Committee and consultants of the Group under the 2012 and 2014 Plan, respectively.
Most of the
non-vested
shares granted have a vesting period of four years of employment services with the first one-fourth vesting on the first anniversary from grant date, and the remaining three fourth vesting on a monthly basis over a three-year
period ending on the fourth anniversary of the grant date. The non-vested
shares are not transferable and may not be sold or pledged and the holder has no voting or dividend right on the non-vested
shares. In the event a
non-vested
shareholder’s employment for the Group is terminated for any reason prior to the fourth anniversary of the grant date, the holder’s right to

the
non-vested
shares will terminate effectively. The outstanding
non-vested
shares shall be forfeited and automatically transferred to and reacquired by the Group without any consideration.
For the years ended December 31, 2017, 2018 and 2019, the
non-vested
shares movement was as follows:

Non-vested shares outstanding
Outstanding as of January 1, 2017	2,419,865

Granted	2,900,580
Vested	(925,623)
Forfeited	(464,564)

Outstanding as of December 31, 2017	3,930,258
Granted	1,102,576
Vested	(1,322,560)
Forfeited	(786,772)

Outstanding as of December 31, 2018	2,923,502

Granted	2,418,556
Vested	(1,102,773)
Forfeited	(839,468)

Outstanding as of December 31, 2019	3,399,817

The Group recognized compensation expense over the four year service periods on a straight
-
line basis, and applied a forfeiture rate of nil for key management for 2017, 2018 and 2019, while the forfeiture rate is 18%, 22% and 25
%
for employees for the years ended December 31, 2017, 2018 and 2019, respectively. The aggregate fair value of the restricted shares at grant dates was RMB1,082,797,
RMB527,552 and RMB693,266 during the years ended December 31, 2017, 2018 and 2019 respectively. The fair values of non-vested
shares are measured at the respective fair values of the Company’s ordinary shares on the grant-dates.
For the years ended December 31, 2017, 2018 and 2019, the Group recognized share
-
based payment expenses of RMB612,593, RMB605,326 and RMB617,192 in connection with the non-vested
shares granted to employees, respectively.
As of December 31, 2019 there was RMB998,075 (2018: RMB1,202,977) unrecognized compensation cost related to non-vested
shares which is expected to be recognized over a weighted average vesting period of 2.38 years. The weighted average granted fair value per share of non-vested
shares granted during the years ended December 31, 2017, 2018 and 2019 was US$55.51 (approximately RMB361.18), US$65.59 (approximately RMB478.47) and US$41.43 (approximately RMB286.64) respectively.
(c)	Share-based awards relating to the Shan Shan Outlets

In December 2019, Shan Shan Outlets, a wholly-owned subsidiary of the Group, has adopted a Stock Incentive Plan (“the Shan Shan Plan”), which provided up to an aggregate of RMB150,000,000, representing 15% of the equity interest of the Shan Shan Outlets as share-based compensation to employees, external assigned employees and other eligible personal. The maximum contractual term of the Shan Shan Plan is 10 years.
In December 2019, 7.5% of the equity interest of the Shan Shan Outlets share options were granted to its executive officer under the Shan Shan Plan.
The vesting period is 4 years where 62.5% will be vested on April 1, 2022 with the remaining to be vested ratably over the remaining vesting period.
No consideration will be transferred to the Group upon exercise, where Shan Shan Outlets shall repurchase the shares at a price determined based on Shan Shan Outlet’s 3-year-audited-average net profit. Accordingly, the award is classified as a liability award with fair value recognised at each period end with the change in fair value is recognised in general and administrative expenses. For the year ended December 31, 2019, the Group recognized share-based payment expenses of RMB5,726 in connection with the share options granted.
The Group uses the Monte Carlo Simulation Mode (the “MC” model) to determine the estimated fair value for share-based compensation liability below with the assistance of an independent valuation firm as of December 31, 2019.
The assumptions used in determining the fair value of the share-based awards as of December 31, 2019 were as follows:

Assumptions	2019
Expected dividend yield	0%
Risk-free interest rate	2.53%~2.81%
Expected volatility	23.41%~24.02%

Total fair value of underlying registered capital	226,756

Notes:
(1)	Expected dividend yield:

The expected dividend yield was estimated by the Group based on Shan Shan Outlet’s dividend policy over the expected life of the awards.
(2)	Risk-free interest rate:

Risk-free interest rate was estimated based on the China Government Bonds with a maturity life equal to the time period of the simulation as of the valuation date.
(3)	Expected volatility:

The expected volatility was estimated based on the 3-year
average annualized volatility of comparable companies’ revenue.

(d)	Share-based compensation expenses

For the years ended December 31, 2017, 2018 and 2019,
share-based
compensation expenses have been included in the following balances on the consolidated statements of income and comprehensive income:

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Fulfillment expenses	(73,235)	(73,151)	(112,683)
Marketing expenses	(40,364)	(41,063)	(35,038)
Technology and content expenses	(206,073)	(203,594)	(180,493)
General and administrative expenses	(347,426)	(353,402)	(359,869)

	(667,098)	(671,210)	(688,083)